Short-Term Investments	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Short-Term Investments
6.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Time deposits	548,890	245,014	35,636

The Company recorded interest income related to its short-term investments amounting to RMB1,148, RMB4,021 and RMB7,303 (US$1,062) for the years ended December 31, 2016, 2017 and 2018, respectively, in the consolidated statements of operations.